COMMITMENTS	12 Months Ended
Mar. 31, 2023
COMMITMENTS
COMMITMENTS

21.COMMITMENTS

Financial Guarantees

In connection with the historical disposition of certain of its assets, the Company has assigned eleven leases to Field Trip H&W’s subsidiaries and medical professional corporations. The Company has provided a guarantee of payment for all amounts associated with the leases in the event of non-payment by Field Trip H&W or in the event that the assignees are in default. On March 22, 2023, Field Trip H&W announced that it has obtained an Order for creditor protection from the Ontario Superior Court of Justice (Commercial List) under the Companies’ Creditors Arrangement Act. During the year the Company was relieved as guarantor on three of the leases in exchange for cash amounting to $589,777. As of March 31, 2023, the Company has remeasured its financial guarantees in connection with these leases.

As of
March 31, 2023
$
Balance, August 11, 2022	1,935,051
Amortization	(208,298)
Derecognition	(278,102)
Repayment	(589,777)
Remeasurement	2,509,036
Balance, March 31, 2023	3,367,910

As of
March 31, 2023
$
Future lease payments, August 11, 2022	26,365,363
Derecognition	(8,170,015)
Future lease payments, March 31, 2023	18,195,348

The future lease payments for these non-cancellable lease contracts are detailed as follows:

	Within 1 year	1 to 5 years	After 5 years	Total
Future lease payments	2,198,196	9,262,530	6,734,622	18,195,348